Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

14.  Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the year ended December 31, 2019 are as follows:

	Thousands of Yen
	Before Tax	Tax	Net of Tax
	Amount	Expense	Amount
Year ended December 31, 2019
Foreign currency translation adjustments
Reclassification adjustments for gains and losses realized in net income	¥400	¥(122)	¥278
Other comprehensive income (loss)	¥400	¥(122)	¥278

There were no such amounts recognized for the year ended December 31, 2021 and 2020.

Changes in accumulated other comprehensive income (loss) for the year ended December 31, 2019 are as follows

Thousands of Yen
Foreign currency
translation adjustments
Balance at December 31, 2018	¥(278)
Amounts reclassified from accumulated other comprehensive income (loss)	278
Net change during the year	278
Balance at December 31, 2019	¥ ―

There was no accumulated other comprehensive income (loss) as of December 31, 2021 and 2020 and no changes for the year ended December 31, 2021 and 2020.

Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 are as follows:

						Affected line items
	Thousands of Yen					in consolidated
	2021		2020		2019	statements of (loss) income
Foreign currency translation adjustments	¥	―	¥	―	¥400	Other – net
		―		―	(122)	Income tax expense
		―		―	278	Net income
Total amount reclassified, net of tax	¥	―	¥	―	¥278